Employee Benefits - Summary of Employee Benefits (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Benefits Expense [line items]
Remunerations	$ 28,021,686	$ 29,701,654	$ 30,124,766
Payroll taxes	6,465,594	6,660,723	8,842,615
Compensations and bonuses to employees	3,907,569	2,943,381	3,595,286
Employee services	1,086,375	842,609	1,007,152
Employee expense	$ 39,481,224	$ 40,148,367	$ 43,569,819